Share Based Compensation - Schedule of RSUs Activity (Details) - RSUs [Member]	9 Months Ended
Sep. 30, 2025 shares
Share Based Compensation [Line Items]
Outstanding as of December 31, 2024	4,913,123
Granted	2,426,337
Forfeited	(264,466)
Vested	(3,841,680)
Outstanding as of September 30, 2025	3,233,314